Asset retirement obligations - Additional information (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of Asset Retirement Obligations [line items]
Restricted cash	$ 2,177		$ 2,085
Environmental Guarantee Deposit
Disclosure of Asset Retirement Obligations [line items]
Restricted cash	1,700		$ 2,000
Greece | 50.0 million Letter of Credit
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	$ 57,100	€ 55.0
Letters of guarantee expiration term	15 years	15 years
Letter of guarantee expiration date	May 27, 2038	May 27, 2038
Letter of guarantee annual fee	1.97%	1.97%
Greece | 7.5 million Letter of Guarantee
Disclosure of Asset Retirement Obligations [line items]
Letter of guarantee	$ 8,600	€ 8.3
Letters of guarantee expiration term	15 years	15 years
Letter of guarantee expiration date	May 27, 2038	May 27, 2038
Letter of guarantee annual fee	1.92%	1.92%